Expense Example	Jun. 30, 2025 USD ($)
MML International Equity Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,276
MML International Equity Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	1,562
MML Fundamental Equity Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	999
MML Fundamental Equity Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	$ 1,292